Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40539
Entity Registrant Name	ironSource Ltd
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	121 Menachem Begin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6701203
Entity Address, Country	IL
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	IS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0001837430
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Kesselman & Kesselman
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Entity Address, Address Line One	121 Menachem Begin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6701203
City Area Code	972
Local Phone Number	74 799 0001
Contact Personnel Name	Tomer Bar-Zeev
Entity Address, Country	IL
Contact Personnel Email Address	ir@is.com
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	652,938,412
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	365,530,392